Segment information	6 Months Ended
Jun. 30, 2022
Disclosure Of The Entity's Operating Segments [Abstract]
Segment information
7.	Segment information
The Group’s
non-current
assets not classified as financial assets are located in Switzerland and in the United States amounted to USD 22,713 thousand (December 31, 2021: USD 23,601 thousand) and USD 2,788 thousand (December 31, 2021: USD 2,788 thousand), respectively.